Subsequent Events (Details) - USD ($)		6 Months Ended
	Mar. 08, 2022	Jun. 30, 2022	Aug. 04, 2022
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares	500,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Warrant, description		The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowed amount			$ 1,000,000